Note 10 - Stock-Based Compensation Plans	9 Months Ended
Jan. 31, 2016
Notes to Financial Statements
Note 10 - Stock-Based Compensation Plans

Note 10 – Stock-Based Compensation Plans

The Company entered consulting agreements to issue common stock and options to purchase common stock, and recorded the applicable non-cash expense in accordance with the authoritative guidance of the Financial Accounting Standards Board. For the nine month periods ended January 31, 2016 and January 31, 2015, the Company recorded $164,744 and $349,252, respectively, in stock-based compensation expense. As of January 31, 2016, there was $197,255 of prepaid stock-based compensation expense, $152,992 of which is current and $4,263 of which is non-current.